Investments (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	$ 928,859,432	$ 897,469,645
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	302,325,865	343,462,204
Significant Other Observable Inputs (Level 2)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	626,533,567	554,007,441
Significant Unobservable Inputs (Level 3)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	0	0
Mutual Funds
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	247,682,435	296,701,282
Mutual Funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	247,682,435	296,701,282
Mutual Funds | Significant Other Observable Inputs (Level 2)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	0	0
Mutual Funds | Significant Unobservable Inputs (Level 3)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	0	0
Common Stock
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	54,643,430	45,756,216
Common Stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	54,643,430	45,756,216
Common Stock | Significant Other Observable Inputs (Level 2)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	0	0
Common Stock | Significant Unobservable Inputs (Level 3)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	0	0
Collective Trust Funds
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	583,211,015	554,007,441
Collective Trust Funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	0	0
Collective Trust Funds | Significant Other Observable Inputs (Level 2)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	583,211,015	554,007,441
Collective Trust Funds | Significant Unobservable Inputs (Level 3)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	0	0
Variable Annuities
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	43,322,552	0
Variable Annuities | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	0
Variable Annuities | Significant Other Observable Inputs (Level 2)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	43,322,552
Variable Annuities | Significant Unobservable Inputs (Level 3)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	0
Money Market Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	$ 0	1,004,706
Money Market Fund | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments		1,004,706
Money Market Fund | Significant Other Observable Inputs (Level 2)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments		0
Money Market Fund | Significant Unobservable Inputs (Level 3)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments		$ 0